Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue	R$ 771,126	R$ 903,372	R$ 1,168,137
Gain on sale of farms	248,375	346,065	251,534
Changes in fair value of biological assets and agricultural products	40,499	78,238	549,764
Adjustment to net realizable value of agricultural products after harvest, net	(1,091)	(47,708)	(50,822)
Cost of sales	(747,019)	(886,225)	(1,142,688)
Gross income	311,890	393,742	775,925
Selling expenses	(55,064)	(41,008)	(43,578)
General and administrative expenses	(65,534)	(65,792)	(55,968)
Other operating income (expenses), net	(5,427)	(11,049)	13,829
Share of profit (loss) of a joint venture	(58)	(70)	(31)
Operating income	185,807	275,823	690,177
Financial income (expenses)
Financial income	312,916	330,491	320,177
Financial expenses	(307,208)	(324,605)	(373,037)
Profit before income and social contribution taxes	191,515	281,709	637,317
Income and social contribution taxes	35,352	(13,173)	(117,217)
Net income for the year	R$ 226,867	R$ 268,536	R$ 520,100
Basic earnings per share - in Brazilian reais (in Brazil Real per share)	R$ 2.2774	R$ 2.7178	R$ 5.2618
Diluted earnings per share - in Brazilian reais (in Brazil Real per share)	R$ 2.267	R$ 2.7028	R$ 5.2347